FIRST QUARTER REPORT


May 31, 2002                            ING PRIME RATE TRUST


[PHOTO]


                                                                     [LION LOGO]
                                                                      ING FUNDS

                              ING Prime Rate Trust


                              FIRST QUARTER REPORT

                                  May 31, 2002


                                   ----------


                                Table of Contents


     Portfolio Managers' Report .....................................     2
     Statistics and Performance .....................................     5
     Performance Footnotes ..........................................     7
     Additional Notes and information ...............................     8
     Portfolio of Investments .......................................    10
     Statement of Assets and Liabilities ............................    30
     Statement of Operations ........................................    31
     Statement of Changes in Net Assets .............................    32
     Statements of Cash Flows .......................................    33
     Financial Highlights ...........................................    34
     Notes to Financial Statements ..................................    36

                                   ----------

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

Dear Shareholders:

We are pleased to present the May 31, 2002 Quarterly report for the ING Prime Rate Trust.

ING Prime Rate Trust (the "Trust") invests in a diversified portfolio of non-investment grade senior floating rate loans made primarily to U.S. based corporations. During the quarter ended May 31, 2002, the Trust paid its 169th consecutive dividend.

PERFORMANCE OF THE TRUST

The Trust declared and paid $0.11 of dividends to common shareholders during the period ended May 31, 2002, which resulted in an annualized distribution rate of 6.09%1 for the quarter. The Trust's annualized market yield based on the quarterly dividend was 6.52%, which, in the current low interest rate environment, continues to present an attractive yield advantage over many other income investment alternatives. Total return based on net asset value ("NAV") for the quarter was 2.28% (as compared to 0.33% and -3.06% for the quarters ended February 28, 2002 and November 30, 2001, respectively), which earned the Trust a second quartile ranking among all loan participation fund classes ranked by Lipper.

In short, the Trust's improved sequential performance (based on NAV) since the final calendar quarter of 2001 has been driven by the general firming of indicative loan prices since the lows reached in the aftermath of September 11, 2001, coupled with the prospects of a reasonably robust economic upturn. That said, given an increasingly uncertain and uneven corporate earnings picture and the constant threat of terrorism activity within U.S borders, the senior loan market continues to mirror, albeit to a lesser degree, the volatility experienced in the equity and fixed income markets. Clearly, credit conditions remain problematical across several industry groupings. Further, default and recovery experience market-wide remains challenging, particularly in those sectors in which fresh capital is scarce or non-existent. We continue to attempt to position the Trust's holdings to withstand this type of volatility.

LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of May 31, 2002, the Trust had $615 million of borrowings outstanding, consisting of $450 million of `aaa/AAA' rated cumulative auction rate preferred shares, and $165 million under $550 million in credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 38.2% at May 31, 2002, down from 42.5% at February 28, 2002. The weighted average cost of all borrowing and leveraging as of quarter-end was 1.99%.

OUTLOOK

At this juncture, an abundance of mixed signals makes formulating a near-term forecast difficult at best. Several signs point to an improving domestic economy, but the corporate debt capital markets seemingly do not care, and remain focused instead on ways to shed rather than embrace risk. Eventually, credit fundamentals should brighten, and short-term rates should commence a movement upward. These developments could combine to provide a positive backdrop for loan valuations and new transaction flow. Until that time, we will remain relatively defensive in terms of credit selection, look to constantly improve portfolio diversification and seek appropriate returns relative to risk.

We thank you for your investment in ING Prime Rate Trust.


/s/ Jeffrey A. Bakalar                  /s/ Daniel A. Norman


Jeffrey A. Bakalar                      Daniel A. Norman
SENIOR VICE PRESIDENT                   SENIOR VICE PRESIDENT
CO-SENIOR PORTFOLIO MANAGER             CO-SENIOR PORTFOLIO MANAGER


ING Prime Rate Trust
July 16, 2002

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PORTFOLIO MANAGERS' FOOTNOTES
--------------------------------------------------------------------------------

1. The distribution rate is calculated by annualizing dividends declared during the quarter and dividing the resulting annualized dividend by the Trust's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SENIOR LOANS ARE SUBJECT TO CREDIT RISKS AND THE POTENTIAL FOR NON-PAYMENT OF SCHEDULED PRINCIPAL OR INTEREST PAYMENTS, WHICH MAY RESULT IN A REDUCTION OF THE TRUST'S NAV.

THIS LETTER CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING STATEMENTS." ACTUAL RESULTS COULD DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING STATEMENTS."

THE VIEWS EXPRESSED IN THIS LETTER REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

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                              ING Prime Rate Trust

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STATISTICS AND PERFORMANCE as of May 31, 2002
--------------------------------------------------------------------------------

                            PORTFOLIO CHARACTERISTICS

     Net Assets                                             $  992,688,557
     Assets Invested in Senior Loans*                       $1,523,525,072
     Total Number of Senior Loans                                      253
     Average Amount Outstanding per Loan                    $    6,021,838
     Total Number of Industries                                         35
     Average Loan Amount per Industry                       $   43,529,288
     Portfolio Turnover Rate (YTD)                                      11%
     Weighted Average Days to Interest Rate Reset                       44
     Average Loan Final Maturity                                 51 months
     Total Leverage as a Percentage of Total Assets
       (including Preferred Shares)                                   38.2%

     * INCLUDES LOANS AND OTHER DEBT RECEIVED THROUGH RESTRUCTURINGS

                  TOP TEN INDUSTRY SECTORS AS A PERCENTAGE OF:

                                                             NET      TOTAL
                                                            ASSETS    ASSETS
                                                            ------    ------
     Cable Television                                        11.6%     7.1%
     Cellular Communications                                 11.0%     6.8%
     Healthcare, Education and Childcare                     10.3%     6.3%
     Lodging                                                  9.5%     5.8%
     Leisure, Amusement, Motion Pictures and Entertainment    7.9%     4.9%
     Automobile                                               7.6%     4.7%
     Containers, Packaging and Glass                          7.5%     4.6%
     Chemicals, Plastics and Rubber                           7.1%     4.4%
     Aerospace and Defense                                    6.1%     3.7%
     Beverage, Food and Tobacco                               5.5%     3.4%

                    TOP TEN SENIOR LOANS AS A PERCENTAGE OF:

                                                             NET      TOTAL
                                                            ASSETS    ASSETS
                                                            ------    ------
     Nextel Finance Co.                                       5.0%     3.1%
     Charter Communications Operating LLC                     4.7%     2.9%
     Wyndham International, Inc.                              2.6%     1.6%
     SC International Services                                2.4%     1.5%
     Ford Motor Credit Corp.                                  2.0%     1.2%
     Broadwing Corporation                                    1.9%     1.2%
     Allied Waste Industries, Inc.                            1.8%     1.1%
     Dean Foods Corporation                                   1.7%     1.1%
     Mandalay Resort Group                                    1.7%     1.1%
     Western Wireless Corporation                             1.7%     1.0%

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                              ING Prime Rate Trust

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STATISTICS AND PERFORMANCE as of May 31, 2002
--------------------------------------------------------------------------------

                          YIELDS AND DISTRIBUTION RATES

                                                      AVERAGE        AVERAGE
                              (NAV)       (MKT)      ANNUALIZED     ANNUALIZED
                    PRIME  30-DAY SEC  30-DAY SEC   DISTRIBUTION   DISTRIBUTION
QUARTER-ENDED       RATE     YIELD A     YIELD A   RATE AT NAV B   RATE AT MKT B
-------------       ----     -------     -------   -------------   -------------
May 31, 2002        4.75%      7.32%       7.94%        6.09%          6.52%
February 28, 2002   4.75%      7.26%       7.73%        6.80%          7.31%
November 30, 2001   5.00%      8.33%       9.26%        7.48%          8.23%
August 31, 2001     6.50%     10.49%      10.69%        8.19%          8.37%

                          AVERAGE ANNUAL TOTAL RETURNS

                                                           NAV       MKT
                                                          ------    ------
     1 Year                                                0.04%    -6.25%
     3 Years                                               1.50%    -2.16%
     5 Years                                               3.76%     0.89%
     10 Years                                              5.80%     5.59%
     Since Trust Inception(F,H)                            6.78%      N/A
     Since Initial Trading on NYSE(G)                       N/A      5.47%

ASSUMES RIGHTS WERE EXERCISED AND EXCLUDES SALES CHARGES AND COMMISSIONS(C,D,E)

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                      See performance footnotes on page 7.

                              ING Prime Rate Trust

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PERFORMANCE FOOTNOTES
--------------------------------------------------------------------------------

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(F)  Inception Date -- May 12, 1988.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects partial waiver of fees.

                              ING Prime Rate Trust

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ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program", formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows common shareholders a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers Trust common shareholders the ability to make optional cash investments in any amount from $100 to $5,000 on a monthly basis. Amounts in excess of $5,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the Administrator for the Program.

For dividend reinvestment purposes, the Administrator will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the Administrator when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- CALENDAR 2002 DIVIDENDS:

     DECLARATION DATE             EX-DATE                 PAYABLE DATE
     ----------------             -------                 ------------
     January 31                   February 7              February 25
     February 28                  March 7                 March 22
     March 28                     April 8                 April 22
     April 30                     May 8                   May 22
     May 31                       June 6                  June 24
     June 28                      July 8                  July 22
     July 31                      August 8                August 22
     August 30                    September 6             September 23
     September 30                 October 8               October 22
     October 31                   November 7              November 22
     November 29                  December 6              December 23
     December 20                  December 27             January 13, 2003

     RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DATE. THESE DATES ARE SUBJECT TO CHANGE.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. On November 16, 1998 the Trust's name changed to Pilgrim Prime Rate Trust and its cusip number became 72146W 10 3. Prior to November 16, 1998 the Trust's name was Pilgrim America Prime Rate Trust and its cusip number was 720906 10 6. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

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                                        9
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                              ING Prime Rate Trust

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PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SENIOR LOANS*

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 6.1%

                      AEROSTRUCTURES CORPORATION                                NR        BB-
     $  1,991,170     Term Loan, maturing May 09, 2003                                            $    1,958,814

                      ALLIANT TECHSYSTEMS, INC.                                 Ba2       BB-
        3,000,000     Term Loan, maturing April 20, 2009                                               3,039,999

                      AVBORNE, INC.                                             NR        NR
       14,546,889     Term Loan, maturing June 30, 2005(3)                                             5,818,755

                      DRS TECHNOLOGIES, INC.                                    Ba3       BB-
        1,990,000     Term Loan, maturing September 30, 2008                                           2,009,900

                      ERICKSON AIR-CRANE COMPANY, LLC                           NR        NR
        8,203,692     Term Loan, maturing December 31, 2004                                            8,053,509

                      NEW PIPER AIRCRAFT, INC.                                  NR        NR
        8,528,509     Term Loan, maturing April 15, 2005                                               8,421,902

                      PIEDMONT AVIATION SERVICES                                NR        NR
        6,239,878     Term Loan, maturing July 23, 2006                                                6,177,479
        6,239,878     Term Loan, maturing July 23, 2007                                                6,177,479

                      TITAN CORPORATION                                         Ba3       BB-
        3,000,000     Term Loan, maturing May 10, 2009                                                 2,996,250

                      TRANSDIGM HOLDING CORPORATION                             B1        B+
          553,020     Term Loan, maturing May 15, 2006                                                   551,638
        1,423,125     Term Loan, maturing May 15, 2007                                                 1,419,567

                      TRANSTAR METALS, INC.                                     NR        NR
       14,866,071     Term Loan, maturing December 31, 2005(3)                                         7,433,036

                      UNITED DEFENSE INDUSTRIES, INC.                           Ba3       BB-
        6,053,734     Term Loan, maturing August 13, 2009                                              6,082,009
                                                                                                  --------------
                                                                                                      60,140,337
                                                                                                  --------------
AUTOMOBILE: 7.6%

                      AFTERMARKET TECHNOLOGY CORPORATION                        Ba2       BB-
          842,105     Term Loan, maturing February 08, 2008                                              845,132
        1,157,895     Term Loan, maturing February 08, 2008                                            1,162,056

                      BREED TECHNOLGIES, INC.                                   NR        NR
        1,612,242     Term Loan, maturing December 20, 2004                                            1,362,345

                      CAPITAL TOOL & DESIGN, LTD.                               NR        NR
        9,047,614     Term Loan, maturing May 31, 2003                                                 8,957,020

                      COLLINS & AIKMAN PRODUCTS                                 Ba3       BB-
        2,992,500     Term Loan, maturing June 30, 2005                                                3,013,073

                      DURA OPERATING CORPORATION                                Ba3       BB
        3,200,000     Term Loan, maturing December 31, 2008                                            3,230,666

                      EXIDE TECHNOLOGIES(2)                                     Caa2      D
        5,210,467     Term Loan, maturing March 18, 2005(3)                                            3,556,143

                      FORD MOTOR CREDIT COMPANY                                 A3        BBB+
       20,000,000     Floating Rate Note, maturing October 25, 2004                                   20,014,580

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

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PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
AUTOMOBILE (CONTINUED)

                      HAYES LEMMERZ INTERNATIONAL, INC.(2)                      NR        D
     $  3,478,750     Term Loan, maturing December 31, 2005(3)                                    $    3,141,746

                      METALDYNE COMPANY, LLC                                    B1        BB-
        3,354,532     Term Loan, maturing June 21, 2009                                                3,339,856

                      POLYPORE, INC.                                            Ba3       B+
        5,500,000     Term Loan, maturing December 31, 2007                                            5,527,500

                      SAFELITE GLASS CORPORATION                                B3        NR
        8,691,748     Term Loan, maturing September 30, 2007                                           8,409,266
        6,622,627     Term Loan, maturing September 30, 2007                                           6,407,391

                      STONERIDGE, INC.                                          Ba3       BB
        2,000,000     Term Loan, maturing April 30, 2008                                               2,015,000

                      TENNECO AUTOMOTIVE, INC.                                  B2        B
        2,496,231     Term Loan, maturing November 04, 2007                                            2,404,010
        2,496,231     Term Loan, maturing May 04, 2008                                                 2,402,622
                                                                                                  --------------
                                                                                                      75,788,406
                                                                                                  --------------
BANKING: 1.2%

                      OUTSOURCING SOLUTIONS, INC.                               B2        B+
       12,087,136     Term Loan, maturing June 10, 2006                                               11,664,086
                                                                                                  --------------
                                                                                                      11,664,086
                                                                                                  --------------
BEVERAGE, FOOD AND TOBACCO: 5.5%

                      AURORA FOODS, INC.                                        B2        B-
        4,706,827     Term Loan, maturing June 30, 2005                                                4,321,456
        1,805,714     Revolving Loan, maturing June 30, 2005                                           1,628,754

                      COMMONWEALTH BRANDS, INC.                                 Ba3       BB-
        1,837,670     Term Loan, maturing December 31, 2004                                            1,851,453

                      COTT BEVERAGES, INC.                                      Ba3       BB
        1,908,054     Term Loan, maturing December 31, 2006                                            1,917,595

                      CP KELCO APS                                              B3        B+
        5,037,208     Term Loan, maturing March 31, 2008                                               4,550,276
        1,678,275     Term Loan, maturing September 30, 2008                                           1,516,041

                      DEAN FOODS COMPANY                                        Ba2       BB+
       16,978,750     Term Loan, maturing July 15, 2008                                               17,082,219

                      EMPIRE KOSHER POULTRY, INC.                               NR        NR
       13,545,000     Term Loan, maturing July 31, 2004(3)                                             8,262,450

                      FLOWERS FOODS, INC.                                       Ba2       BBB-
        2,481,250     Term Loan, maturing March 26, 2007                                               2,503,271

                      INTERSTATE BAKERIES CORPORATION                           Ba1       BBB-
        1,000,000     Term Loan, maturing July 19, 2007                                                1,007,292
        2,977,500     Term Loan, maturing July 19, 2007                                                2,998,902

                      MAFCO WORLDWIDE CORPORATION                               B1        B
        3,365,511     Term Loan, maturing March 31, 2006                                               3,331,856

                 See Accompanying Notes to Financial Statements

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                              ING Prime Rate Trust

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PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO (CONTINUED)

                      NATIONAL DAIRY HOLDINGS, L.P.                             Ba2       BB+
     $  1,000,000     Term Loan, maturing April 29, 2009                                          $    1,009,583

                      NUTRASWEET ACQUISITION CORPORATION                        Ba3       NR
          873,959     Term Loan, maturing May 25, 2007                                                   879,057

                      PABST BREWING COMPANY                                     NR        CCC
        2,315,919     Term Loan, maturing April 27, 2003                                               2,171,174
                                                                                                  --------------
                                                                                                      55,031,379
                                                                                                  --------------
BUILDINGS AND REAL ESTATE: 1.6%

                      ASSOCIATED MATERIALS, INC.                                Ba3       BB-
        1,000,000     Term Loan, maturing April 19, 2009                                               1,012,500

                      HQ GLOBAL WORKPLACES, INC.(2)                             NR        NR
        3,865,243     Term Loan, maturing November 06, 2005(3)                                         2,744,323

                      KEVCO, INC.(2)                                            NR        D
        1,075,454     Term Loan, maturing February 02, 2005(3)                                           400,069

                      NATIONAL GOLF OPERATING PARTNERSHIP, L.P.                 NR        NR
        7,804,618     Term Loan, maturing March 29, 2004                                               7,219,271

                      U.S. AGGREGATES, INC.(2)                                  NR        NR
        5,171,415     Term Loan, maturing March 31, 2006(3)                                            4,004,351
          296,481     DIP Revolver, maturing April 11, 2007                                              290,551
                                                                                                  --------------
                                                                                                      15,671,065
                                                                                                  --------------
CABLE TELEVISION: 11.6%

                      CC VI OPERATING CO., LLC                                  Ba3       BB
        8,000,000     Term Loan, maturing November 12, 2008                                            7,637,000

                      CC VIII OPERATING, LLC                                    Ba3       BB+
        4,488,750     Term Loan, maturing February 02, 2008                                            4,286,756

                      CENTURY CABLE HOLDINGS, LLC                               Caa1      CCC
        8,000,000     Term Loan, maturing June 30, 2009                                                7,160,336
        5,000,000     Term Loan, maturing December 31, 2009                                            4,471,875

                      CHARTER COMMUNICATIONS OPERATING, LLC                     Ba3       BBB-
       29,056,250     Term Loan, maturing March 18, 2008                                              27,706,355
       20,000,000     Term Loan, maturing September 18, 2008                                          19,054,540

                      INSIGHT MIDWEST HOLDINGS, LLC                             Ba3       BB+
       14,500,000     Term Loan, maturing December 31, 2009                                           14,552,867

                      LODGENET ENTERTAINMENT CORPORATION                        Ba3       B+
          995,000     Term Loan, maturing June 30, 2006                                                1,003,706

                      MCC IOWA MEDIACOM BROADBAND                               Ba3       BB+
       13,500,000     Term Loan, maturing September 30, 2010                                          13,540,311

                      OLYMPUS CABLE HOLDINGS, LLC                               B2        CCC
       17,000,000     Term Loan, maturing September 30, 2010                                          15,406,250
                                                                                                  --------------
                                                                                                     114,819,996
                                                                                                  --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
CARGO TRANSPORT: 2.8%

                      AMERICAN COMMERCIAL LINES, LLC                            B3        B
     $  1,358,758     Term Loan, maturing June 30, 2006                                           $    1,314,740
        1,948,946     Term Loan, maturing June 30, 2007                                                1,885,808

                      EVERGREEN INTERNATIONAL AVIATION, INC.                    Ba2       B+
          346,239     Term Loan, maturing May 07, 2003                                                   336,718
        2,242,297     Term Loan, maturing May 07, 2003                                                 2,180,634

                      GEMINI LEASING, INC.                                      B1        NR
        4,117,116     Term Loan, maturing August 12, 2005(3)                                           1,749,775

                      MOTOR COACH INDUSTRIES INTERNATIONAL, INC.                B2        B
        4,934,210     Term Loan, maturing June 16, 2006                                                4,483,963

                      NEOPLAN USA CORPORATION                                   NR        NR
        9,614,276     Term Loan, maturing May 29, 2005                                                 9,119,891

                      OMNITRAX RAILROADS, LLC                                   NR        NR
        4,479,583     Term Loan, maturing May 13, 2005                                                 4,468,384

                      OSHKOSH TRUCK COMPANY                                     Ba1       BB+
        1,998,214     Term Loan, maturing January 31, 2007                                             2,016,198
                                                                                                  --------------
                                                                                                      27,556,111
                                                                                                  --------------
CELLULAR COMMUNICATIONS: 11.0%

                      AIRGATE PCS, INC.                                         NR        B-
          967,427     Term Loan, maturing August 29, 2007                                                943,241
        8,241,042     Term Loan, maturing September 30, 2008                                           8,035,017

                      AMERICAN CELLULAR CORPORATION                             B3        CCC+
        2,585,717     Term Loan, maturing March 31, 2008                                               2,163,598
        4,510,423     Term Loan, maturing March 31, 2009                                               3,774,097

                      INDEPENDENT WIRELESS ONE CORPORATION                      B2        B
       10,000,000     Term Loan, maturing June 20, 2008                                                9,825,000

                      MICROCELL CONNEXIONS, INC.                                Caa2      B
        5,000,000     Term Loan, maturing February 22, 2007                                            3,125,000

                      NEXTEL FINANCE COMPANY                                    Ba3       BB-
        4,750,000     Term Loan, maturing June 30, 2008                                                4,011,969
        4,750,000     Term Loan, maturing December 31, 2008                                            4,011,969
       50,500,000     Term Loan, maturing March 31, 2009                                              41,839,755

                      NEXTEL OPERATIONS, INC.                                   Ba3       BB-
        5,791,757     Term Loan, maturing March 15, 2006                                               5,619,690

                      RURAL CELLULAR CORPORATION                                Ba3       B+
        4,911,130     Term Loan, maturing October 03, 2008                                             4,577,581
        4,911,130     Term Loan, maturing April 03, 2009                                               4,577,581

                      WESTERN WIRELESS CORPORATION                              B1        B
        4,200,000     Revolving Loan, maturing March 31, 2008                                          3,496,500
        8,000,000     Term Loan, maturing March 31, 2008                                               6,640,000
        8,000,000     Term Loan, maturing September 30, 2008                                           6,680,000
                                                                                                  --------------
                                                                                                     109,320,998
                                                                                                  --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER: 7.1%

                      ACADIA ELASTOMERS CORPORATION                             NR        NR
     $  9,416,058     Term Loan, maturing March 31, 2004                                          $    9,100,539

                      CEDAR CHEMICALS CORPORATION(2)                            NR        NR
        9,852,754     Term Loan, maturing October 31, 2003(3)                                          1,644,856

                      EQUISTAR CHEMICALS, L.P.                                  Ba2       BBB-
        4,975,000     Term Loan, maturing August 24, 2007                                              5,006,984

                      EURO UNITED CORPORATION(4)                                NR        NR
       14,887,500     Term Loan, maturing May 31, 2001(3)                                              4,466,250

                      FOAM FABRICATORS, INC.                                    NR        NR
        3,326,530     Term Loan, maturing March 05, 2005                                               3,318,214

                      FOAMEX, L.P.                                              B2        BB-
        1,682,843     Term Loan, maturing June 30, 2005                                                1,682,002
        1,529,863     Term Loan, maturing June 30, 2006                                                1,529,098

                      GEO SPECIALITY CHEMICALS, INC.                            B1        B+
        2,785,714     Term Loan, maturing December 31, 2007                                            2,629,018

                      HUNTSMAN CORPORATION                                      Caa2      NR
        5,800,000     Term Loan, maturing December 31, 2002                                            5,792,750
        3,395,120     Revolving Loan, maturing February 07, 2003                                       3,000,437
        7,000,000     Term Loan, maturing December 31, 2005                                            6,174,000

                      HUNTSMAN INTERNATIONAL, LLC                               B2        B+
          904,712     Term Loan, maturing June 30, 2005                                                  893,517
        3,940,128     Term Loan, maturing June 30, 2007                                                3,955,723
        3,940,128     Term Loan, maturing June 30, 2008                                                3,955,723

                      JOHNSONDIVERSEY, INC.                                     Ba3       BB-
        4,000,000     Term Loan, maturing November 03, 2009                                            4,050,356

                      LYONDELL CHEMICAL COMPANY                                 Ba3       BB
        4,952,772     Term Loan, maturing May 17, 2006                                                 5,013,012

                      MILLENNIUM AMERICA, INC.                                  Baa3      BBB-
        1,840,000     Term Loan, maturing June 18, 2006                                                1,848,740

                      NOVEON, INC.                                              B1        BB-
        4,687,575     Term Loan, maturing September 30, 2008                                           4,704,666

                      OM GROUP, INC.                                            Ba3       BB
        1,989,907     Term Loan, maturing April 01, 2007                                               2,001,930
                                                                                                  --------------
                                                                                                      70,767,815
                                                                                                  --------------
CONTAINERS, PACKAGING AND GLASS: 7.5%

                      BLUE RIDGE PAPER PRODUCTS, INC.                           B2        B+
        8,749,774     Term Loan, maturing May 14, 2006                                                 8,749,774

                      GRAPHIC PACKAGING CORPORATION                             Ba3       BB
        1,995,000     Term Loan, maturing February 28, 2009                                            2,018,691

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS (CONTINUED)

                      GREIF BROS. CORPORATION                                   Ba3       BB
     $  2,233,638     Term Loan, maturing March 02, 2006                                          $    2,225,727
        2,305,841     Term Loan, maturing February 28, 2008                                            2,324,576

                      IMPAXX, INC.                                              NR        NR
        4,775,000     Term Loan, maturing December 31, 2005                                            4,249,750

                      JEFFERSON SMURFIT CORPORATION                             Ba3       B+
        3,000,000     Term Loan, maturing March 31, 2007                                               3,006,876

                      LINCOLN PULP & EASTERN FINE(2)                            NR        NR
           92,280     Term Loan, maturing December 31, 2001                                               92,737
       14,881,108     Term Loan, maturing August 31, 2004                                             13,475,970

                      NEXPAK CORPORATION                                        B1        B+
        2,289,517     Term Loan, maturing December 31, 2005                                            1,980,432
        2,289,517     Term Loan, maturing December 31, 2006                                            1,980,432

                      PACKAGING CORPORATION OF AMERICA                          Baa3      BBB
        1,446,837     Term Loan, maturing June 29, 2006                                                1,444,426

                      PLIANT CORPORATION                                        B2        B+
        2,946,429     Term Loan, maturing May 31, 2008                                                 2,950,570

                      RIVERWOOD INTERNATIONAL CORPORATION                       B1        B
        1,246,667     Revolving Loan, maturing December 31, 2006                                       1,213,162
       15,000,000     Term Loan, maturing December 31, 2006                                           15,075,000

                      STONE CONTAINER CORPORATION                               Ba3       B+
        5,630,489     Term Loan, maturing December 31, 2005                                            5,652,104
        5,068,574     Term Loan, maturing December 31, 2006                                            5,081,773

                      TEKNI-PLEX, INC.                                          B1        B+
        2,947,500     Term Loan, maturing June 21, 2008                                                2,957,324
                                                                                                  --------------
                                                                                                      74,479,324
                                                                                                  --------------
DATA AND INTERNET SERVICES: 1.4%

                      360NETWORKS, INC.(2)                                      NR        NR
        5,000,000     Term Loan, maturing September 30, 2007(3)                                          950,000
        2,500,000     Term Loan, maturing December 31, 2007(3)                                           500,000

                      ARCH WIRELESS HOLDINGS, INC.(2)                           Ca        D
        8,365,373     Term Loan, maturing June 30, 2006(3)                                             1,521,452

                      ICG EQUIPMENT, INC.(2)                                    B3        NR
        6,995,226     Term Loan, maturing March 31, 2006                                               6,634,998

                      MCLEODUSA, INC.                                           Caa2      D
        1,858,824     Term Loan, maturing May 30, 2008                                                 1,115,294

                      TELETOUCH COMMUNICATIONS, INC.                            NR        NR
        2,750,000     Term Loan, maturing April 30, 2005                                               2,653,750

                      TELIGENT, INC.(2)                                         NR        NR
        4,687,500     Term Loan, maturing June 30, 2006(3)                                               140,625

                      TSR WIRELESS, LLC(1)                                      NR        NR
       11,440,280     Term Loan, maturing June 30, 2005(3)                                               188,480
                                                                                                  --------------
                                                                                                      13,704,599
                                                                                                  --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: 4.2%

                      ALLIED DIGITAL TECHNOLOGIES CORPORATION(2)                NR        NR
     $  8,498,223     Term Loan, maturing December 31, 2005(3)                                    $      186,960

                      BARJAN PRODUCTS, LLC                                      NR        NR
        4,863,375     Term Loan, maturing May 31, 2006                                                 4,644,523

                      DRESSER, INC.                                             Ba3       BB-
        5,942,563     Term Loan, maturing April 10, 2009                                               5,985,896

                      FLOWSERVE CORPORATION                                     Ba3       BB-
        2,000,000     Term Loan, maturing June 30, 2009                                                2,024,166

                      GENERAL CABLE CORPORATION                                 Ba3       BB+
        2,594,377     Term Loan, maturing May 27, 2007                                                 2,489,305

                      MANITOWOC COMPANY, INC.                                   Ba2       BB
        1,985,000     Term Loan, maturing May 09, 2007                                                 2,004,354

                      MUELLER GROUP, INC.                                       B1        B+
        2,984,772     Term Loan, maturing April 17, 2008                                               3,000,630

                      NEPTUNE TECHNOLOGY GROUP, INC.                            NR        NR
        3,985,000     Term Loan, maturing November 01, 2008                                            4,024,850

                      SPX CORPORATION                                           Ba2       BB+
        6,352,381     Term Loan, maturing September 30, 2004                                           6,320,619
        4,877,416     Term Loan, maturing December 31, 2007                                            4,896,720

                      UNITED PET GROUP                                          NR        NR
        6,102,625     Term Loan, maturing March 31, 2006                                               6,052,478
                                                                                                  --------------
                                                                                                      41,630,501
                                                                                                  --------------
DIVERSIFIED/CONGLOMERATE SERVICE: 2.4%

                      ENTERPRISE PROFIT SOLUTIONS CORPORATION                   NR        NR
        1,494,118     Term Loan, maturing June 14, 2001(3)                                                    --

                      IRON MOUNTAIN, INC.                                       Ba3       BB
        2,000,000     Term Loan, maturing February 15, 2008                                            2,017,500

                      MAFCO FINANCE CORPORATION                                 NR        NR
        5,702,268     Term Loan, maturing August 14, 2002                                              5,648,809

                      PRIVATE BUSINESS, INC.                                    NR        NR
        3,695,028     Term Loan, maturing August 19, 2006                                              3,658,078

                      URS CORPORATION                                           Ba3       BB
        9,785,699     Term Loan, maturing June 09, 2005                                                9,589,985
        1,215,625     Term Loan, maturing June 09, 2006                                                1,210,307
        1,215,625     Term Loan, maturing June 09, 2007                                                1,210,307
                                                                                                  --------------
                                                                                                      23,334,986
                                                                                                  --------------
ECOLOGICAL: 2.9%

                      ALLIED WASTE NORTH AMERICA, INC.                          Ba3        BB
        1,583,197     Term Loan, maturing July 21, 2005                                                1,555,425
        7,240,339     Term Loan, maturing July 21, 2006                                                7,229,617
        8,688,408     Term Loan, maturing July 21, 2007                                                8,675,540

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
ECOLOGICAL (CONTINUED)

                      AMERICAN REF-FUEL COMPANY, LLC                            Baa2      BBB
     $  3,795,349     Term Loan, maturing April 30, 2005                                          $    3,823,814

                      IT GROUP, INC.(2)                                         NR        D
        4,154,605     Term Loan, maturing June 11, 2007(3)                                               716,669

                      RUMPKE CONSOLIDATED COMPANIES, INC.                       NR        NR
        6,789,435     Term Loan, maturing September 26, 2002                                           6,757,185
                                                                                                  --------------
                                                                                                      28,758,250
                                                                                                  --------------
ELECTRONICS: 3.1%

                      ACTERNA, LLC                                              NR        B
        7,543,403     Term Loan, maturing September 30, 2007                                           4,431,750

                      DECISION ONE CORPORATION                                  NR        NR
       10,706,098     Term Loan, maturing April 18, 2005                                               9,100,183
        2,122,987     Term Loan, maturing April 18, 2005                                               1,804,539

                      ELECTRO MECHANICAL SOLUTIONS(2)                           NR        D
        2,405,453     Term Loan, maturing June 30, 2004(3)                                                12,027

                      INSILCO TECHNOLOGIES, INC.                                Caa2      D
        4,925,016     Term Loan, maturing March 25, 2007(3)                                            2,339,382

                      KNOWLES ELECTRONICS, INC.                                 B3        CCC+
        3,412,764     Term Loan, maturing June 29, 2007                                                3,220,796

                      SARCOM, INC.                                              NR        NR
        8,993,645     Term Loan, maturing June 30, 2001(3)                                             7,374,790

                      TRANSACTION NETWORK SERVICES, INC.                        Ba3       BB-
        2,000,000     Term Loan, maturing April 03, 2007                                               1,996,250
                                                                                                  --------------
                                                                                                      30,279,717
                                                                                                  --------------
FINANCE: 2.8%

                      ALLIANCE DATA SYSTEMS CORPORATION                         B1        B+
        8,900,000     Term Loan, maturing July 25, 2005                                                8,822,125

                      ANTHONY CRANE RENTAL, L.P.                                B2        B
      14,587,5000     Term Loan, maturing July 20, 2006                                               10,527,317

                      BRIDGE INFORMATION SYSTEMS, INC.                          NR        NR
          143,257     Term Loan, maturing August 01, 2002                                                143,257

                      RENT-A-CENTER, INC.                                       Ba2       BB-
        1,957,822     Term Loan, maturing January 31, 2006                                             1,950,480
        4,307,191     Term Loan, maturing January 31, 2007                                             4,291,039
        1,706,481     Term Loan, maturing December 31, 2007                                            1,705,680

                      VALUE ASSET MANAGEMENT, INC.                              B1        B+
          750,000     Term Loan, maturing April 28, 2003                                                 744,375
                                                                                                  --------------
                                                                                                      28,184,273
                                                                                                  --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
GAMING: 4.7%

                      ALADDIN GAMING, LLC(2)                                    Caa1      NR
    $   2,968,421     Term Loan, maturing August 26, 2006(3)                                      $    2,515,737
        4,455,000     Term Loan, maturing February 26, 2008(3)                                         3,775,613

                      ALLIANCE GAMING CORPORATION                               B1        B+
        5,000,000     Term Loan, maturing December 31, 2006                                            5,050,000

                      AMERISTAR CASINOS, INC.                                   Ba3       B+
        1,589,402     Term Loan, maturing December 20, 2006                                            1,603,309
        1,362,345     Term Loan, maturing December 20, 2007                                            1,374,265

                      ARGOSY GAMING COMPANY                                     Ba2       BB
        4,466,250     Term Loan, maturing July 31, 2008                                                4,509,984

                      BOYD GAMING CORPORATION                                   Ba1       BB+
        3,685,161     Revolving Loan, maturing June 15, 2003                                           3,675,948

                      ISLE OF CAPRI CASINOS, INC.                               Ba2       BB-
        1,000,000     Term Loan, maturing April 26, 2008                                               1,010,750

                      MANDALAY RESORT GROUP                                     Ba1       BB+
       17,000,000     Term Loan, maturing August 22, 2006                                             16,973,446

                      PALACE STATION HOTEL & CASINO                             Ba2       BB+
        1,050,558     Revolving Loan, maturing September 30, 2003                                      1,024,294

                      SCIENTIFIC GAMES CORPORATION                              B1        B+
        4,925,000     Term Loan, maturing September 30, 2007                                           4,947,571
                                                                                                  --------------
                                                                                                      46,460,917
                                                                                                  --------------
GROCERY: 0.3%

                      GRAND UNION COMPANY(2)                                    NR        NR
          871,054     Term Loan, maturing August 17, 2003(3)                                              13,066

                      WINN DIXIE STORES, INC.                                   Baa3      BBB
        2,460,000     Term Loan, maturing March 29, 2007                                               2,474,145
                                                                                                  --------------
                                                                                                       2,487,211
                                                                                                  --------------
HEALTHCARE, EDUCATION AND CHILDCARE: 10.3%

                      ADVANCE PCS                                               Ba1       BB+
        1,319,381     Term Loan, maturing October 02, 2007                                             1,324,329

                      ALLIANCE IMAGING, INC.                                    B1        B+
        1,419,847     Term Loan, maturing November 02, 2006                                            1,384,351
        1,302,985     Term Loan, maturing November 02, 2007                                            1,309,771
        4,623,838     Term Loan, maturing November 02, 2008                                            4,647,919

                      ALPHARMA OPERATING CORPORATION                            B1        BB-
        1,392,337     Term Loan, maturing October 05, 2008                                             1,361,445

                      APRIA HEALTHCARE GROUP, INC.                              Ba1       BBB-
        4,975,000     Term Loan, maturing July 20, 2007                                                4,980,184

                      BROWN SCHOOLS                                             NR        NR
        8,438,910     Term Loan, maturing June 30, 2003                                                8,313,664

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE (CONTINUED)

                      CAREMARK RX, INC.                                         Ba2       BB+
     $  4,500,000     Term Loan, maturing March 31, 2006                                          $    4,516,875

                      COMMUNITY HEALTH SYSTEMS, INC.                            Ba3       B+
        2,108,288     Term Loan, maturing December 31, 2003                                            2,120,585
        2,108,288     Term Loan, maturing December 31, 2004                                            2,121,464
        1,292,364     Term Loan, maturing December 31, 2005                                            1,301,697

                      CONCENTRA MANAGED CARE, INC.                              B1        B+
        3,241,667     Term Loan, maturing June 30, 2006                                                3,256,864
        1,620,833     Term Loan, maturing June 30, 2007                                                1,628,735

                      COVENANT CARE, INC.                                       NR        NR
        5,487,307     Term Loan, maturing June 30, 2003                                                5,391,279

                      DAVITA, INC.                                              Ba3       BB-
        9,000,000     Term Loan, maturing March 31, 2009                                               9,046,610

                      EXPRESS SCRIPTS, INC.                                     Ba1       BBB-
        1,752,137     Revolving Loan, maturing March 31, 2005                                          1,725,855
        2,164,404     Term Loan, maturing March 31, 2005                                               2,150,877
        5,000,000     Term Loan, maturing March 31, 2008                                               5,020,000

                      FOUNTAIN VIEW, INC.(2)                                    NR        NR
       12,352,941     Term Loan, maturing March 31, 2004                                              11,815,477

                      GENESIS HEALTH VENTURES, INC.                             Ba3       BB-
        1,037,126     Term Loan, maturing March 31, 2007                                               1,042,637
          752,732     Term Loan, maturing March 31, 2007                                                 758,378
        1,555,582     Floating Rate Note, maturing April 02, 2007                                      1,555,582

                      HCA, INC.                                                 Ba1       BBB-
       10,285,714     Term Loan, maturing April 30, 2006                                              10,189,286

                      KINETIC CONCEPTS, INC.                                    Ba3       B
        3,970,000     Term Loan, maturing March 31, 2006                                               3,975,788

                      MAGELLAN HEALTH SERVICES, INC.                            B1        B+
        1,259,219     Term Loan, maturing February 12, 2005                                            1,260,950
        1,259,219     Term Loan, maturing February 12, 2006                                            1,260,950

                      MARINER HEALTH CARE, INC.                                 B1        B+
          988,381     Term Loan, maturing September 30, 2008                                             983,439

                      MEDPOINTE, INC.                                           B1        B+
        2,985,000     Term Loan, maturing September 30, 2008                                           3,007,388

                      SYBRON DENTAL SPECIALTIES, INC.                           Ba3       BB-
        1,160,756     Term Loan, maturing November 28, 2007                                            1,161,480
        1,166,667     Term Loan, maturing November 28, 2007                                            1,167,396

                      TRIAD HOSPITALS, INC.                                     Ba3       B+
        1,989,091     Term Loan, maturing September 30, 2008                                           2,013,334

                      VISION TWENTY-ONE, INC.                                   NR        NR
        2,898,018     Term Loan, maturing October 31, 2002(3)                                            289,802
                                                                                                  --------------
                                                                                                     102,084,391
                                                                                                  --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
HOME AND OFFICE FURNISHING, HOUSEWARES, AND DURABLE CONSUMER PRODUCTS: 1.3%

                      AMERICAN BLIND & WALLPAPER FACTORY, INC.                  NR        NR
     $    722,983     Term Loan, maturing December 31, 2005                                       $      722,983

                      DESA INTERNATIONAL, INC.                                  Caa2      NR
        7,136,218     Term Loan, maturing November 26, 2004                                            5,405,685

                      HOLMES PRODUCTS CORPORATION                               B2        B
        3,599,239     Term Loan, maturing February 05, 2007                                            3,284,305

                      IDENTITY GROUP, INC.                                      B2        B+
        4,525,000     Term Loan, maturing May 11, 2007                                                 2,896,000

                      IMPERIAL HOME DECOR GROUP, INC.                           NR        NR
          833,725     Term Loan, maturing April 04, 2006                                                 779,533
                                                                                                  --------------
                                                                                                      13,088,506
                                                                                                  --------------
INSURANCE: 1.2%

                      USI HOLDINGS CORPORATION                                  B2        B+
        7,496,000     Term Loan, maturing September 17, 2004                                           7,458,520

                      WHITE MOUNTAINS INSURANCE GROUP, LTD.                     NR        BBB-
        4,455,000     Term Loan, maturing March 31, 2007                                               4,461,963
                                                                                                  --------------
                                                                                                      11,920,483
                                                                                                  --------------
LEISURE, AMUSEMENT, MOTION PICTURES AND ENTERTAINMENT: 7.9%

                      BALLY TOTAL FITNESS HOLDING CORPORATION                   Ba3       B+
        5,963,185     Term Loan, maturing November 10, 2004                                            5,978,093

                      FITNESS HOLDINGS WORLDWIDE, INC.                          NR        B
        9,267,625     Term Loan, maturing November 02, 2006                                            8,479,877
        8,285,625     Term Loan, maturing November 02, 2007                                            7,581,347

                      LOEWS CINEPLEX ENTERTAINMENT CORPORATION                  NR        NR
        6,979,648     Term Loan, maturing February 29, 2008                                            6,840,055

                      METRO-GOLDWYN-MAYER STUDIOS, INC.                         Ba3       BB-
        7,490,625     Term Loan, maturing March 31, 2005                                               7,460,977
        7,443,750     Term Loan, maturing March 31, 2006                                               7,442,589

                      PANAVISION, INC.                                          B3        CCC
       14,064,324     Term Loan, maturing March 31, 2005                                              12,833,695

                      REGAL CINEMAS, INC.                                       B1        B+
        2,962,500     Term Loan, maturing December 31, 2007                                            2,994,439

                      SIX FLAGS THEME PARKS, INC.                               Ba2       BB-
        5,833,333     Revolving Loan, maturing November 03, 2004                                       5,793,229
        2,985,000     Term Loan, maturing September 30, 2005                                           3,005,522

                      WFI GROUP, INC.                                           NR        NR
        3,000,000     Term Loan, maturing July 14, 2004                                                3,000,939

                      XANTERRA PARKS & RESORTS, LLC                             NR        NR
        3,454,646     Term Loan, maturing September 30, 2004                                           3,446,010
        3,454,646     Term Loan, maturing September 30, 2005                                           3,446,010
                                                                                                  --------------
                                                                                                      78,302,782
                                                                                                  --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
LODGING: 9.5%

                      EXTENDED STAY AMERICA, INC.                               Ba3       BB-
     $ 16,391,771     Term Loan, maturing January 15, 2008                                        $   16,483,975

                      HILTON HAWAIIAN VILLAGE, LLC                              Ba1       BBB-
       13,970,588     Revolving Loan, maturing June 01, 2003                                          13,691,176

                      KSL RECREATIONAL GROUP, INC.                              Ba3       B+
        1,513,611     Term Loan, maturing April 30, 2005                                               1,494,690
        1,513,611     Term Loan, maturing April 30, 2006                                               1,504,151
        9,075,000     Term Loan, maturing December 22, 2006                                            9,029,625

                      LODGIAN FINANCING CORPORATION(2)                          NR        D
       17,071,616     Term Loan, maturing July 15, 2006                                               16,559,468

                      MERISTAR INVESTMENT PARTNERS                              Ba3       B-
        6,451,357     Term Loan, maturing March 31, 2003                                               6,467,485
        2,500,000     Term Loan, maturing March 31, 2003                                               2,506,250

                      WYNDHAM INTERNATIONAL, INC.                               Caa1      B-
        7,728,891     Term Loan, maturing June 30, 2004                                                7,510,828
       19,756,144     Term Loan, maturing June 30, 2006                                               18,676,609
                                                                                                  --------------
                                                                                                      93,924,257
                                                                                                  --------------
MACHINERY: 1.4%

                      ALLIANCE LAUNDRY HOLDINGS, LLC                            B1        B
       10,099,875     Term Loan, maturing June 30, 2005                                                9,727,442

                      MORRIS MATERIAL HANDLING, INC.                            NR        NR
          258,831     Term Loan, maturing September 28, 2004                                             245,889

                      VUTEK, INC.                                               B1        NR
        1,717,272     Term Loan, maturing July 31, 2007                                                1,700,100
        1,222,729     Term Loan, maturing December 30, 2007                                            1,210,501
          615,851     Term Loan, maturing December 30, 2007                                              613,542
                                                                                                  --------------
                                                                                                      13,497,474
                                                                                                  --------------
MINING, STEEL, IRON AND NON-PRECIOUS METALS: 0.1%

                      NATIONAL REFRACTORIES & MINERALS CORPORATION              NR        NR
        1,250,000     Term Loan, maturing March 30, 2002                                               1,244,104
                                                                                                  --------------
                                                                                                       1,244,104
                                                                                                  --------------
OIL AND GAS: 1.7%

                      PLAINS MARKETING LP                                       Ba1       BB+
        3,500,000     Term Loan, maturing September 21, 2007                                           3,510,938

                      PMC COMPANY                                               Ba1       BB+
        2,970,000     Term Loan, maturing May 05, 2006                                                 2,973,713

                      TESORO PETROLEUM CORPORATION                              Ba3       BB+
        5,985,000     Term Loan, maturing December 31, 2007                                            5,989,985
        1,000,000     Term Loan, maturing December 31, 2007                                            1,000,833

                      W-H ENERGY SERVICES, INC.                                 B1        B
        3,465,000     Term Loan, maturing April 16, 2007                                               3,456,337
                                                                                                  --------------
                                                                                                      16,931,806
                                                                                                  --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
OTHER TELECOMMUNICATIONS: 2.8%

                      BROADWING, INC.                                           Ba3       BB
     $ 12,279,000     Term Loan, maturing November 09, 2004                                       $   11,869,704
        6,358,607     Term Loan, maturing December 30, 2006                                            6,123,140
          763,586     Term Loan, maturing June 28, 2007                                                  734,952

                      INFONET SERVICES CORPORATION                              Ba3       BB-
        4,831,250     Term Loan, maturing June 30, 2006                                                4,710,469

                      PACIFIC COIN                                              NR        NR
        3,898,822     Term Loan, maturing March 31, 2004(3)                                            3,820,846
        3,068,524     Term Loan, maturing March 31, 2004(3)                                              613,705
                                                                                                  --------------
                                                                                                      27,872,816
                                                                                                  --------------
PERSONAL & NON DURABLE CONSUMER PRODUCTS: 4.8%

                      AM COSMETICS CORPORATION                                  NR        NR
        2,292,689     Revolving Loan, maturing May 30, 2004(3)                                         1,948,786
        1,305,151     Term Loan, maturing May 30, 2004(3)                                              1,109,378
        2,610,303     Term Loan, maturing December 31, 2004(3)                                         2,218,758

                      AMSCAN HOLDINGS, INC.                                     B1        B+
        9,544,176     Term Loan, maturing December 31, 2004                                            9,305,572

                      ARMKEL, LLC                                               Ba3       B+
        1,990,000     Term Loan, maturing March 28, 2009                                               2,013,838

                      BUHRMANN U.S., INC.                                       Ba3       BB-
        2,958,821     Term Loan, maturing October 26, 2005                                             2,875,143
        5,072,551     Term Loan, maturing October 26, 2007                                             4,998,273

                      CENTIS, INC.                                              NR        NR
        3,900,000     Term Loan, maturing September 30, 2005(3)                                        1,365,000
        3,421,250     Term Loan, maturing September 30, 2006(3)                                        1,197,438

                      CHURCH & DWIGHT CO., INC.                                 Ba2       BB
        2,000,000     Term Loan, maturing September 30, 2007                                           2,023,750

                      JOSTENS, INC.                                             B1        BB-
        1,406,408     Term Loan, maturing May 31, 2008                                                 1,416,077
        3,245,601     Term Loan, maturing May 31, 2006                                                 3,199,620

                      NORWOOD PROMOTIONAL PRODUCTS, INC.                        NR        NR
        6,584,121     Term Loan, maturing February 01, 2005                                            6,584,121
        4,418,873     Term Loan, maturing February 01, 2005                                            2,295,605
        1,260,675     Term Loan, maturing February 01, 2005(3)                                                --

                      PAINT SUNDRY BRANDS CORPORATION                           B2        B+
          977,360     Term Loan, maturing August 11, 2005                                                948,039
          957,213     Term Loan, maturing August 11, 2006                                                928,496

                      RELIZON COMPANY                                           Ba3       BB-
        3,576,284     Revolving Loan, maturing August 04, 2006                                         3,379,588

                      U.S. OFFICE PRODUCTS COMPANY(2)                           NR        NR
        3,324,180     Term Loan, maturing June 09, 2006(3)                                                41,552
                                                                                                  --------------
                                                                                                      47,849,034
                                                                                                  --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
PERSONAL, FOOD & MISCELLANEOUS: 4.4%

                      COINMACH CORPORATION                                      B1        BB-
     $  4,950,000     Term Loan, maturing July 25, 2009                                           $    4,999,500

                      NEW WORLD RESTAURANT GROUP, INC.                          B3        B-
        4,000,000     Secured Floating Rate Note, maturing June 15, 2003                               3,600,000

                      OTIS SPUNKMEYER, INC.                                     NR        NR
        4,383,072     Term Loan, maturing December 31, 2005                                            4,120,088

                      PAPA GINO'S, INC.                                         NR        NR
        5,003,906     Term Loan, maturing August 31, 2007                                              5,001,644
        2,096,591     Term Loan, maturing August 31, 2007                                              2,080,114

                      SC INTERNATIONAL SERVICES                                 Ba1       BB
          579,535     Term Loan, maturing March 01, 2007                                                 556,353
       24,675,652     Term Loan, maturing March 01, 2007                                              23,688,626
                                                                                                  --------------
                                                                                                      44,046,325
                                                                                                  --------------
PRINTING AND PUBLISHING: 5.1%

                      ADAMS OUTDOOR ADVERTISING, L.P.                           B1        B+
        1,995,000     Term Loan, maturing February 08, 2008                                            2,017,444

                      ADVANSTAR COMMUNICATIONS, INC.                            B2        B
       11,657,287     Term Loan, maturing April 11, 2007                                              11,424,141
        3,782,857     Term Loan, maturing October 11, 2007                                             3,740,300

                      CANWEST MEDIA, INC.                                       Ba3       BB-
        4,243,723     Term Loan, maturing May 15, 2008                                                 4,292,224
        4,545,047     Term Loan, maturing May 15, 2009                                                 4,596,992

                      LAMAR MEDIA CORPORATION                                   Ba2       BB-
        5,632,813     Term Loan, maturing March 01, 2006                                               5,527,197

                      MAIL-WELL I CORPORATION                                   Ba3       BB
          756,550     Term Loan, maturing February 22, 2007                                              754,280

                      PRIMEDIA, INC.                                            B3        B
        3,980,000     Term Loan, maturing June 30, 2009                                                3,623,790

                      READER'S DIGEST ASSOCIATIONS, INC.                        Baa3      BB+
        7,000,000     Term Loan, maturing May 20, 2008                                                 7,070,000

                      TRANSWESTERN PUBLISHING COMPANY                           Ba3       B+
        2,977,500     Term Loan, maturing June 27, 2008                                                3,010,998

                      VERTIS, INC.                                              B1        B+
        3,924,391     Term Loan, maturing December 07, 2008                                            3,755,152

                      ZIFF DAVIS MEDIA, INC.                                    B3        CCC-
        1,706,671     Term Loan, maturing March 31, 2007                                               1,484,803
                                                                                                  --------------
                                                                                                      51,297,321
                                                                                                  --------------
RADIO & TELEVISION BROADCASTING: 4.5%

                      BENEDEK BROADCASTING CORPORATION(2)                       B2        NR
        6,531,915     Term Loan, maturing November 20, 2007                                            6,502,521

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING (CONTINUED)

                      CITADEL BROADCASTING COMPANY                              Ba3       NR
     $  4,500,000     Term Loan, maturing June 26, 2009                                           $    4,542,750

                      CUMULUS MEDIA, INC.                                       B1        B
        3,000,000     Term Loan, maturing March 28, 2010                                               3,033,126

                      EMMIS COMMUNICATIONS CORPORATION                          Ba2       B+
       10,484,144     Term Loan, maturing August 31, 2009                                             10,572,903

                      FISHER BROADCASTING, INC.                                 NR        NR
        2,500,000     Term Loan, maturing February 28, 2010                                            2,518,750

                      GRAY COMMUNICATIONS SYSTEMS, INC.                         Ba3       B+
        3,000,000     Term Loan, maturing September 30, 2009                                           3,012,189

                      PAXSON COMMUNICATIONS CORPORATION                         Ba3       BB
        4,962,500     Term Loan, maturing June 30, 2006                                                5,012,125

                      PEGASUS MEDIA & COMMUNICATIONS, INC.                      B1        B+
        5,929,975     Term Loan, maturing April 30, 2005                                               5,534,641

                      SINCLAIR BROADCAST GROUP, INC.                            Ba2       BB-
        2,000,000     Term Loan, maturing September 30, 2009                                           2,018,000

                      SUSQUEHANNA MEDIA COMPANY                                 Ba1       BB-
        2,500,000     Term Loan, maturing June 30, 2008                                                2,512,500
                                                                                                  --------------
                                                                                                      45,259,505
                                                                                                  --------------
RETAIL STORES: 4.9%

                      ADVANCE STORES COMPANY, INC.                              Ba3       B+
        4,638,936     Term Loan, maturing November 30, 2007                                            4,681,702

                      K MART CORPORATION                                        NR        NR
        3,500,000     Debtor in Possession maturing April 22, 2004                                     3,524,063

                      MURRAY'S DISCOUNT AUTO STORES INC.                        NR        B
       14,344,727     Term Loan, maturing June 30, 2003                                               14,206,962

                      PEEBLES, INC.                                             NR        NR
          327,030     Term Loan, maturing April 30, 2003                                                 317,219
        7,904,718     Term Loan, maturing April 30, 2004                                               7,667,576

                      RITE AID CORPORATION                                      B2        BB-
       14,938,337     Term Loan, maturing June 27, 2005                                               14,776,510

                      SHOPPERS DRUG MART CORPORATION                            Ba1       BBB+
        1,000,000     Term Loan, maturing February 04, 2009                                            1,006,875

                      TRAVELCENTERS OF AMERICA, INC.                            Ba3       BB
        2,493,750     Term Loan, maturing November 14, 2008                                            2,515,570
                                                                                                  --------------
                                                                                                      48,696,477
                                                                                                  --------------
TELECOMMUNICATION EQUIPMENT: 5.3%

                      AMERICAN TOWER L.P.                                       B2        BB-
       11,916,667     Term Loan, maturing June 30, 2007                                               10,990,646

                      CROWN CASTLE OPERATING COMPANY                            Ba3       BB-
       13,000,000     Term Loan, maturing March 15, 2008                                              12,882,870

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT (CONTINUED)

                      PINNACLE TOWERS, INC.(2)                                  B3        D
     $ 12,018,709     Term Loan, maturing June 30, 2007                                           $   11,797,120

                      SPECTRASITE COMMUNICATIONS, INC.                          B3        CC
        8,500,000     Term Loan, maturing December 31, 2007                                            7,988,071

                      TRIPOINT GLOBAL COMMUNICATIONS, INC.                      NR        NR
        5,062,061     Term Loan, maturing May 31, 2006                                                 4,798,748

                      TSI TELECOMMUNICATION SERVICES, INC.                      Ba3       B+
        4,500,000     Term Loan, maturing December 31, 2006                                            4,387,500
                                                                                                  --------------
                                                                                                      52,844,955
                                                                                                  --------------
TEXTILES AND LEATHER: 3.0%

                      ACCESSORY NETWORK GROUP, INC.                             NR        NR
        8,222,064     Term Loan, maturing June 30, 2003                                                6,711,721

                      GALEY & LORD, INC.(2)                                     Caa2      NR
        4,464,858     Term Loan, maturing April 02, 2005                                               3,396,365
        3,167,310     Term Loan, maturing April 01, 2006                                               2,410,145

                      LEVI STRAUSS & CO                                         Ba3       BB+
          373,077     Term Loan, maturing August 29, 2003                                                374,988

                      MALDEN MILLS INDUSTRIES, INC.(2)                          NR        NR
        9,340,635     Term Loan, maturing October 28, 2006(3)                                          5,137,349

                      POLYMER GROUP, INC.(2)                                    NR        D
        4,779,769     Term Loan, maturing December 20, 2005                                            4,514,320
        3,000,000     Term Loan, maturing December 20, 2006                                            2,835,624

                      TARGUS GROUP, INC.                                        NR        NR
        3,441,181     Term Loan, maturing August 31, 2006                                              3,234,710

                      WILLIAM CARTER COMPANY                                    Ba3       BB-
          995,000     Term Loan, maturing September 30, 2008                                           1,007,438
                                                                                                  --------------
                                                                                                      29,622,660
                                                                                                  --------------
UTILITIES: 1.5%

                      CALPINE CORPORATION                                       Ba3       BBB-
        5,000,000     Term Loan, maturing March 08, 2004                                               4,977,230

                      MICHIGAN ELECTRIC TRANSMISSION COMPANY                    Baa2      NR
        3,000,000     Term Loan, maturing May 01, 2007                                                 3,037,500

                      PIKE ELECTRIC, INC.                                       Ba3       BB-
        1,917,647     Term Loan, maturing April 18, 2010                                               1,936,225

                      SOUTHERN CALIFORNIA EDISON COMPANY                        Ba2       BB
        5,000,000     Term Loan, maturing March 01, 2003                                               5,011,250
                                                                                                  --------------
                                                                                                      14,962,205
                                                                                                  --------------
                      TOTAL SENIOR LOANS -- 153.5%
                      (COST $1,680,423,762)                                                        1,523,525,072
                                                                                                  --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

OTHER CORPORATE DEBT

                                                                                 BANK LOAN
                                                                                  RATINGS+
                                                                                (UNAUDITED)
PRINCIPAL AMOUNT      BORROWER/TRANCHE DESCRIPTION                            MOODY'S     S&P         VALUE
----------------------------------------------------------------------------------------------------------------
AUTOMOBILE: 0.5%

                      CAPITAL TOOL & DESIGN, LTD.                               NR        NR
     $  6,000,000     Subordinated Note, maturing July 26, 2003                                   $    4,800,000

FINANCE: 1.0%

                      VALUE ASSET MANAGEMENT, INC.                              B2        B
       10,000,000     Sr. Sub. Bridge, maturing August 31, 2005                                        9,925,000

HEALTHCARE, EDUCATION AND CHILDCARE: 0.0%

                      VISION TWENTY-ONE                                         NR        NR
          368,022     Convertible Note, maturing October 31, 2003(3)                                          37

HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER PRODUCTS: 0.0%

                      MP HOLDINGS                                               NR        NR
           64,527     Subordinated Note, maturing March 14, 2007                                          61,301

OIL AND GAS: 0.9%

                      PREMCOR REFINING, INC.                                    B1        BB-
        9,000,000     Floating Rate Note, maturing November 15, 2004                                   8,730,000

PERSONAL & NONDURABLE CONSUMER PRODUCTS: 0.2%

                      AM COSMETICS CORPORATION                                  NR        NR
        3,127,215     Subordinated Note, maturing
                      May 30, 2007(3)                                                                         --

                      PAINT SUNDRY BRANDS, LLC                                  B3        B
        2,875,000     Subordinated Note, maturing August 11, 2008                                      2,386,250

TEXTILES AND LEATHER: 0.1%

                      TARTAN TEXTILE SERVICES                                   NR        NR
        1,332,583     Subordinated Note, maturing April 1, 2011                                        1,265,954
                                                                                                  --------------

                      TOTAL OTHER CORPORATE DEBT -- 2.7%
                      (COST $32,215,955)                                                          $   27,168,542
                                                                                                  --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCK

 SHARES                                                               VALUE
--------                                                          -------------
             AEROSPACE AND DEFENSE: 0.0%
  11,130     Stellex Technologies, Inc.@(R)                       $     275,767

             AUTOMOBILE: 1.0%
 212,171     Breed Technologies, Inc.@(R)                             2,989,490
 660,808     Safelite Glass Corporation@(R)                           7,427,482
  44,605     Safelite Realty@(R)                                              1
                                                                  -------------
                                                                     10,416,973
                                                                  -------------
             DIVERSIFIED / CONGLOMERATE SERVICES: 0.0%
  60,056     Staff Leasing, Inc.@                                       234,218

             ELECTRONICS: 0.2%
 350,059     Decision One Corporation@(R)                             1,501,753

             HEALTHCARE, EDUCATION AND CHILDCARE: 0.5%
 190,605     Genesis Health Ventures, Inc.@                           3,621,495
 126,525     Mariner Health Care, Inc.@                               1,668,201
                                                                  -------------
                                                                      5,289,696
                                                                  -------------
             HOME AND OFFICE FURNISHINGS: 0.0%
  80,400     American Blind and Wallpaper, Inc.@(R)                         804
 300,141     Imperial Home Decor Group, Inc.@(R)                              1
 300,141     IHDG Realty@(R)                                                  1
     590     MP Holdings, Inc.@(R)                                            6
  17,582     Soho Publishing, Inc.@(R)                                      176
                                                                  -------------
                                                                            988
                                                                  -------------
             MACHINERY: 0.2%
 481,373     Morris Material Handling, Inc.@(R)                       1,771,453

             OTHER TELECOMMUNICATIONS: 0.0%
   1,091     Pacific Coin, Inc.@(R)                                           1

             PERSONAL AND NONDURABLE CONSUMER PRODUCTS: 0.0%
  37,197     AM Cosmetics Corporation@(R)                                    --

             RETAIL STORES: 0.0%
      17     Murray's Discount Auto Stores, Inc.@(R)                     62,442

             TEXTILES AND LEATHER: 0.1%
 127,306     Dan River, Inc.@                                           514,316
                                                                  -------------
             TOTAL EQUITY SECURITIES -- 2.0%
             (COST $15,533,975)                                      20,067,607
                                                                  -------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

STOCK PURCHASE WARRANTS AND OTHER SECURITIES

 SHARES                                                                                       VALUE
--------                                                                                  -------------
     415     AM Cosmetics Corporation, Series E-1 Preferred Stock, exchangable for
               common shares on a 1-for-1 basis@(R)                                       $          --
       1     Autotote Systems, Inc., Option representing 0.248% common shares
               issued and outstanding @(R)                                                           --
  80,208     Boston Chicken, Inc., residual interest in Boston Chicken Plan Trust@(R)(2)      8,014,962
  80,634     Capital Tool & Design, Ltd., Warrants representing 19,000 common
               shares@(R)                                                                            --
  10,000     Casden Properties Operation, 10,000 shares of junior Cumulative
               Preferred partnership Units(R)                                                   250,000
  19,000     Covenant Care, Inc., Warrants representing 19,000 common shares
               expiring June 30, 2003@(R)                                                            --
 167,239     Tembec, Inc. -- common shares@(R)                                                1,624,877
   2,696     Electro Mechanical Solutions, Warrants representing 2,564 common
               shares, expires September 29, 2002@(R)(2)                                             --
  16,501     Exide Technologies, Warrants representing 16,501 common shares,
               expires March 16, 2006@(R)(2)                                                        165
   2,223     Genesis Health Ventures, Preferred Stock@                                          210,740
  19,397     Holmes Group, Warrants representing 19,397 common shares, expiring
               May 7, 2006@(R)                                                                       --
  25,000     Humphreys, Inc., residual interest in liquidating estate@(R)                        25,000
     955     Murray's Discount Auto Stores, Inc., Warrants representing common
               stock, expires January 22, 2007@(R)                                            3,515,004
   4,000     New World Coffee, Manhattan Bagel, Inc., Warrants representing 4,000
               common shares, expiring June 15, 2006@(R)                                         99,960
  48,930     Scientific Games Corp., Warrants to purchase Class B common stock,
               non-voting@(R)                                                                   196,238
  23,449     Tartan Textiles Services, Series D Preferred Stock@(R)                           2,227,655
  36,775     Tartan Textiles Services, Series E Preferred Stock@(R)                           2,333,852
 243,778     Vision Twenty-One, Warrant representing 243,778 common share@(R)                        --
                                                                                          -------------
             TOTAL STOCK PURCHASE WARRANTS AND OTHER SECURITIES -- 1.9%
               (COST $14,046,842)                                                            18,498,453
                                                                                          -------------

             TOTAL INVESTMENTS (COST $1,742,220,534)(5)                         160.1%    1,589,259,674
             PREFERRED SHARES AND LIABILITES IN EXCESS OF CASH AND
               OTHER ASSETS -- NET                                              (60.1)%    (596,571,117)
                                                                                -----     -------------
             NET ASSETS                                                         100.0%    $ 992,688,557
                                                                                =====     =============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

----------
@    Non-income producing security.
(R)  Restricted security.
* Senior loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
NR   Not Rated
+ Bank Loans rated below Baa by Moody's Investors Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)  Loan is on non-accrual basis.
(4) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5) For federal income tax purposes, the cost of investments is $1,738,202,534 and net unrealized depreciation consists of the following:

          Gross Unrealized Appreciation                $   25,928,982
          Gross Unrealized Depreciation                  (174,871,842)
                                                       --------------
               Net Unrealized Depreciation             $ (148,942,860)
                                                       ==============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value (Cost $1,742,220,534)         $1,589,259,674
Cash                                                                 12,887,909
Receivables:
 Interest                                                             8,693,205
 Other                                                                   79,449
Prepaid expenses                                                        129,707
Prepaid arrangement fees on notes payable                               187,797
                                                                 --------------
   Total assets                                                   1,611,237,741
                                                                 --------------
LIABILITIES:
Notes payable                                                       165,000,000
Deferred arrangement fees on senior loans                               970,661
Accrued interest payable                                                345,781
Accrued preferred shares dividend payable                                64,383
Payable to affiliates                                                 1,415,748
Accrued expenses                                                        752,611
                                                                 --------------
   Total liabilities                                                168,549,184
                                                                 --------------
Preferred shares, $25,000 stated value per share
 at liquidation value (18,000 shares outstanding)                   450,000,000

NET ASSETS                                                       $  992,688,557
                                                                 ==============
Net asset value per common share outstanding (net assets
 divided by 136,972,914 common shares
 authorized and outstanding, par value $0.01)                    $         7.25
                                                                 ==============
Net Assets Consist of:
 Paid in capital                                                 $1,287,948,209
 Undistributed net investment income                                  8,867,792
 Accumulated net realized loss on investments                      (151,166,584)
 Net unrealized depreciation of investments                        (152,960,860)
                                                                 --------------
   Net assets                                                    $  992,688,557
                                                                 ==============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                         $   23,159,642
Arrangement fees earned                                                 249,563
Dividends                                                                 3,003
Other                                                                 1,145,803
                                                                 --------------
 Total investment income                                             24,558,011
                                                                 --------------
EXPENSES:
Interest                                                              1,197,665
Investment management fees                                            3,314,637
Administration fees                                                   1,035,824
Transfer agent and registrar fees                                       121,283
Reports to shareholders                                                  70,840
Custodian fees                                                          181,350
Revolving credit facility fees                                           83,014
Professional fees                                                       294,401
Preferred shares -- dividend disbursing agent fees                      299,367
Insurance expense                                                         9,541
Pricing fees                                                             19,677
Postage fees                                                             64,400
Trustees' fees                                                           18,400
Miscellaneous fees                                                        4,211
NYSE registration fees                                                  121,200
                                                                 --------------
 Total expenses                                                       6,835,810
                                                                 --------------
   Net investment income                                             17,722,201
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                    (24,068,191)
Net change in unrealized depreciation of investments                 30,764,033
                                                                 --------------
 Net gain on investments                                              6,695,842
                                                                 --------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERES:
 From net investment income                                          (2,163,369)
                                                                 --------------
   Net increase in net assets resulting from operations          $   22,254,674
                                                                 ==============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        THREE MONTHS ENDED
                                                              MAY 31,            YEAR ENDED
                                                               2002             FEBRUARY 28,
                                                            (UNAUDITED)             2002
                                                          ---------------      ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                     $    17,722,201      $   101,753,746
Net realized loss on investments                              (24,068,191)         (53,063,828)
Change in unrealized depreciation
 of investments                                                30,764,033          (69,951,020)
Distributions to preferred shareholders from net
 investment income                                             (2,163,369)         (15,273,093)
                                                          ---------------      ---------------
 Net increase (decrease) in net assets resulting
   from operations                                             22,254,674          (36,534,195)
                                                          ---------------      ---------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income                      (15,547,796)         (85,728,945)
                                                          ---------------      ---------------
Decrease in net assets from distributions to
 common shareholders                                          (15,547,796)         (85,728,945)
                                                          ---------------      ---------------
CAPITAL SHARE TRANSACTIONS:
Common shares issued from dividend reinvestment                        --              919,219
Common shares sold in connection with shelf offerings                  --               87,513
Offering costs of preferred shares                                     --             (194,010)
                                                          ---------------      ---------------
 Net increase from capital share transactions                          --              812,722
                                                          ---------------      ---------------
 Net increase (decrease) in net assets                          6,706,878         (121,450,418)

NET ASSETS:
Beginning of year                                             985,981,679        1,107,432,097
                                                          ---------------      ---------------
End of period (including undistributed net investment
 income of $8,867,792 and $8,856,756, respectively)       $   992,688,557      $   985,981,679
                                                          ===============      ===============
SUMMARY OF COMMON SHARE TRANSACTIONS:
Shares issued in payment of distributions from net
 investment income                                                     --              114,904
Shares sold in connection with shelf offerings                         --               10,939
                                                          ---------------      ---------------
 Net increase in shares common shares outstanding                      --              125,843
                                                          ===============      ===============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received                                               $   22,970,592
 Dividends received                                                       3,003
 Dividends paid to preferred shareholders                            (2,176,597)
 Arrangement fee received                                               602,002
 Other income received                                                1,208,233
 Interest paid                                                       (1,368,950)
 Other operating expenses paid                                       (5,080,208)
 Purchases of portfolio securities                                 (175,576,476)
 Proceeds from disposition of portfolio securities                  303,987,018
                                                                 --------------
   Net cash provided by operating activities                        144,568,617
                                                                 --------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Dividends paid to common shareholders                              (15,547,796)
 Loan advance                                                      (117,000,000)
                                                                 --------------
   Net cash flows used in financing activities                     (132,547,796)
                                                                 --------------
 Net change in cash                                                  12,020,821
 Cash at beginning of period                                            867,088
                                                                 --------------
 Cash at end of year                                             $   12,887,909
                                                                 ==============
RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations             $   22,254,674
                                                                 --------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
 Change in unrealized depreciation of investments                   (30,764,033)
 Net accretion of discounts on investments                             (488,000)
 Realized loss on sale of investments                                24,068,191
 Purchase of investments                                           (175,576,476)
 Proceeds on sale of investments                                    303,987,018
 Decrease in interest receivable                                        298,950
 Decrease in other assets                                                62,430
 Decrease in prepaid arrangement fees on notes payable                   83,014
 Decrease in prepaid expenses                                           197,687
 Increase in deferred arrangement fees on senior loans                  352,439
 Decrease in accrued interest payable                                  (171,285)
 Decrease in preferred shareholders dividend payable                    (13,228)
 Increase in payable to affiliates                                       37,386
 Increase in accrued expenses                                           239,850
                                                                 --------------
 Total adjustments                                                  122,313,943
                                                                 --------------
   Net cash provided by operating activities                     $  144,568,617
                                                                 ==============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a common share outstanding throughout the period

                                                   THREE MONTHS
                                                       ENDED         YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                      MAY 31,       -----------------------------------------
                                                       2002            2002            2001           2000
                                                    ----------      ----------      ----------     ----------
                                                    (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $     7.20      $     8.09      $     8.95     $     9.24
Net investment income                                     0.13            0.74            0.88           0.79
Net realized and unrealized gain (loss) on
 investments                                              0.05           (0.89)          (0.78)         (0.30)
Distribution to Preferred Shareholders                   (0.02)          (0.11)          (0.06)            --
Increase (decrease) in net asset value from
 investment operations                                    0.16           (0.26)           0.04           0.49
Distributions to Common Shareholders from net
 investment income                                       (0.11)          (0.63)          (0.86)         (0.78)
Increase in net asset value from share offerings            --              --              --             --
Reduction in net asset value from rights offering           --              --              --             --
Increase in net asset value from
 repurchase of capital stock                                --              --              --             --
Reduction in net asset value from
 Preferred Shares offerings                                 --              --           (0.04)            --
                                                    ----------      ----------      ----------     ----------
Net asset value, end of period                      $     7.25      $     7.20      $     8.09     $     8.95
                                                    ==========      ==========      ==========     ==========
Closing market price at end of period               $     6.69      $     6.77      $     8.12     $     8.25
TOTAL RETURN(3)
Total investment return at closing
 market price(4)                                          0.47%          (9.20)%          9.10%         (5.88)%
Total investment return at net asset value(5)             2.38%          (3.02)%          0.19%          5.67%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (000's)                    $  992,689      $  985,982      $1,107,432     $1,217,339
Preferred Rate Shares
 Aggregate amount outstanding (000's)               $  450,000      $  450,000      $  450,000             --
Liquidation and market value Per Share              $   25,000      $   25,000      $   25,000             --
Asset coverage Per Share**                                 261%            235%            215%            --
Average borrowings (000's)                          $  200,772      $  365,126      $  450,197     $  524,019
Ratios to average net assets including preferred*
 Expenses (before interest and other fees related
  to revolving credit facility)                           1.51%           1.57%           1.62%            --
 Expenses                                                 1.86%           2.54%           3.97%            --
 Net investment income                                    4.88%(A)        6.83%(A)        9.28%            --
Ratios to average net assets plus borrowing
 Expenses (before interest and other fees related
  to revolving credit facility)                           1.86%           1.66%           1.31%          1.00%(9)
 Expenses                                                 2.26%           2.70%           3.21%          2.79%(9)
 Net investment income                                    5.87%(B)        7.24%(B)        7.50%          6.12%
Ratios to average net assets
 Expenses (before interest and other fees related
  to revolving credit facility)                           2.22%           2.25%           1.81%          1.43%(9)
 Expenses                                                 2.74%           3.64%           4.45%          4.00%(9)
 Net investment income                                    7.06%(C)        9.79%(C)       10.39%          8.77%
 Portfolio turnover rate                                    11%             53%             46%            71%
 Common shares outstanding at end of period
  (000's)                                              136,973         136,973         136,847        136,036

                                                     YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                    ------------------------------------------
                                                      1999(8)         1998(8)         1997(8)
                                                    ----------      ----------      ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $     9.34      $     9.45      $     9.61
Net investment income                                     0.79            0.87            0.82
Net realized and unrealized gain (loss) on
 investments                                             (0.10)          (0.13)          (0.02)
Distribution to Preferred Shareholders                      --              --              --
Increase (decrease) in net asset value from
 investment operations                                    0.69            0.74            0.80
Distributions to Common Shareholders from net
 investment income                                       (0.82)          (0.85)          (0.82)
Increase in net asset value from share offerings          0.03              --              --
Reduction in net asset value from rights offering           --              --           (0.14)
Increase in net asset value from
 repurchase of capital stock                                --              --              --
Reduction in net asset value from
 Preferred Shares offerings                                 --              --              --
                                                    ----------      ----------      ----------
Net asset value, end of period                      $     9.24      $     9.34      $     9.45
                                                    ==========      ==========      ==========
Closing market price at end of period               $     9.56      $    10.31      $    10.00
TOTAL RETURN(3)
Total investment return at closing
 market price(4)                                          1.11%          12.70%          15.04%(6)
Total investment return at net asset value(5)             7.86%           8.01%           8.06%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (000's)                    $1,202,565      $1,034,403      $1,031,089
Preferred Rate Shares
 Aggregate amount outstanding (000's)                       --              --              --
Liquidation and market value Per Share                      --              --              --
Asset coverage Per Share**                                  --              --              --
Average borrowings (000's)                          $  490,978      $  346,110      $  131,773
Ratios to average net assets including preferred*
 Expenses (before interest and other fees related
  to revolving credit facility)                             --              --              --
 Expenses                                                   --              --              --
 Net investment income                                      --              --              --
Ratios to average net assets plus borrowing
 Expenses (before interest and other fees related
  to revolving credit facility)                           1.05%(9)        1.04%           1.13%
 Expenses                                                 2.86%(9)        2.65%           1.92%
 Net investment income                                    6.00%           6.91%           7.59%
Ratios to average net assets
 Expenses (before interest and other fees related
  to revolving credit facility)                           1.50%(9)        1.39%           1.29%
 Expenses                                                 4.10%(9)        3.54%           2.20%
 Net investment income                                    8.60%           9.23%           8.67%
 Portfolio turnover rate                                    68%             90%             82%
 Common shares outstanding at end of period
  (000's)                                              130,206         110,764         109,140

----------
(1)  Annualized.
(2) Prior to the waiver of expenses, the ratios of expenses to average net assets were 1.95% (annualized), 1.48% and 1.44% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively, and the ratios of net investment income to average net assets were 8.91% (annualized), 10.30% and 7.60% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively.
(3)  Total return calculations are attributable to common shareholders.
(4) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. On March 9, 1992, the shares of the Trust were initially listed for trading on the New York Stock Exchange. Accordingly, the total investment return for the year ended February 28, 1993, covers only the period from March 9, 1992, to February 28, 1993. Total investment return for periods prior to the year ended February 28, 1993, are not presented since market values for the Trust's shares were not available. Total returns for less than one year are not annualized.
(5) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares. Total returns for less than one year are not annualized.
(6) Calculation of total return excludes the effects of the per share dilution resulting from the rights offering as the total account value of a fully subscribed shareholder was minimally impacted.

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                                    YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
------------------------------------------------------------------------------------------------------------------
 1996(7)       1995           1994        1993        1992           1991            1990               1989
---------   ---------      ---------   ---------   ---------      -----------     -----------        ---------
$    9.66   $   10.02      $   10.05   $    9.96   $    9.97      $     10.00     $     10.00        $   10.00
     0.89        0.74           0.60        0.60        0.76             0.98            1.06             0.72
    (0.08)       0.07          (0.05)       0.01       (0.02)           (0.05)             --               --
---------   ---------      ---------   ---------   ---------      -----------     -----------        ---------
     0.81        0.81           0.55        0.61        0.74             0.93            1.06             0.72
    (0.86)      (0.73)         (0.60)      (0.57)      (0.75)           (0.96)          (1.06)           (0.72)
       --          --             --          --          --               --              --               --
       --          --             --          --          --               --              --               --
       --       (0.44)            --          --          --               --              --               --
       --          --           0.02        0.05          --               --              --               --
       --          --             --          --          --               --              --               --
---------   ---------      ---------   ---------   ---------      -----------     -----------        ---------
$    9.61   $    9.66      $   10.02   $   10.05   $    9.96      $      9.97     $     10.00        $   10.00
=========   =========      =========   =========   =========      ===========     ===========        =========
$    9.50   $    8.75      $    9.25   $    9.13          --               --              --               --
    19.19%       3.27%(6)       8.06%      10.89%         --               --              --               --
     9.21%       5.24%(6)       6.28%       7.29%       7.71%            9.74%          11.13%            7.35%
$ 862,938   $ 867,083      $ 719,979   $ 738,810   $ 874,104      $ 1,158,224     $ 1,036,470        $ 252,998
       --          --             --          --          --               --              --               --
       --          --             --          --          --               --              --               --
       --          --             --          --          --               --              --               --
       --          --             --          --          --               --              --               --
       --          --             --          --          --               --              --               --
       --          --             --          --          --               --              --               --
       --          --             --          --          --               --              --               --
       --          --             --          --          --               --              --               --
       --          --             --          --          --               --              --               --
       --          --             --          --          --               --              --               --
       --          --             --          --          --               --              --               --
     1.23%       1.30%          1.31%       1.42%       1.42%(2)         1.38%           1.46%(2)         1.18%(1)(2)
     9.23%       7.59%          6.04%       5.88%       7.62%(2)         9.71%          10.32%(2)         9.68%(1)(2)
       88%        108%            87%         81%         53%              55%            100%              49%(1)
   89,794      89,794         71,835      73,544      87,782          116,022         103,660           25,294

----------
(7) ING Investments, LLC, the Trust's investment manager, acquired certain assets of Pilgrim Management Corporation, the Trust's former investment manager, in a transaction that closed on April 7, 1995.
(8) The Manager agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.
(9)  Calculated on total expenses before impact of earnings credits.
* Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to preferred shares.
** Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.
(A) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets including preferred shares would have been 4.72% for the three months ended May 31, 2002.
(B) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets plus borrowings applicable to common shares would have been 5.71% for the three months ended May 31, 2002.
(C) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets applicable to common shares would have been 6.90% for the three months ended May 31, 2002.

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

ING Prime Rate Trust (formerly known as Pilgrim Prime Rate Trust, the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 (the "`33 Act") but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the board to be independent and believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value. The Trust has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. It is expected that most of the loans held by the Trust will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

     ING Investments, LLC (formerly ING Pilgrim Investments, LLC, the "Investment Manager") may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the charactistics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

     maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     At February 28, 2002, the Trust had capital loss carryforwards for federal income tax purposes of approximately $125,806,013 which are scheduled to expire through February 28, 2011.

     The Board of Trustees intends to offset any future net capital gains with the capital loss carryforwards until each carryforward has been fully utilized or expires.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Loans are booked on a settlement date basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans acquired prior to March 1, 2001, arrangement fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, arrangement fees are treated as discounts and accreted as described in Note 1.H. Arrangement fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of 4 years or the actual term of the loan.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Trust records distributions to its shareholders on the ex-date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for items such as the treatment of short term capital gains and the amortization of premiums and accretion of discounts. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital. During the year ended February 28, 2002 the Trust reclassified $2,580,000 from undistributed net investment income to accumulated net realized loss on investments, to reflect the treatment of permanent book/tax differences.

E. DIVIDEND REINVESTMENTS. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased only when the closing sale or bid price plus commission is less than the net asset value per share of the stock on the valuation date. If the market

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

     price plus commissions is equal to or exceeds the net asset value, new shares are issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America. Actual results could differ from these estimates.

G. SHARE OFFERINGS. During the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

H. CHANGE IN ACCOUNTING PRINCIPLE. In November 2000 the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective March 1, 2001, the Fund adopted the provisions of the Guide and began amortizing premiums and accreting discounts on debt securities. Prior to March 1, 2001, the Trust had not amortized premiums nor accreted discounts. The cumulative effect of this accounting change had no impact on net assets of the Trust, but resulted in a $3,653,000 increase in the cost of securities and a corresponding $3,653,000 increase in net unrealized depreciation of investments, based on securities held by the Trust on March 1, 2001.

I. RECLASSIFICATION. Under EITF Topic D-98, CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Trust's preferred stock, which was previously classified as a component of net assets, has been reclassified outside of permanent equity (net assets) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

NOTE 2 -- INVESTMENTS

For the three months ended May 31, 2002, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $175,576,476 and $303,987,018, respectively. At May 31, 2002, the Trust held senior loans valued at $1,523,525,072 representing 95.9% of its total investments. The market value of these assets is established as set forth in
Note 1.

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

The senior loans acquired by the Trust may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Trust acquires a participation in a co-lender's interest in a loan and the Trust does not have privity with or direct recourse against the corporate issuer. Accordingly, the Trust may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired. Common and preferred stocks, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the stock or warrant. These restricted securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues. In order to assist in the determination of fair value, the Trust will obtain quotes from dealers who periodically trade in such securities where such quotes are available. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                         DATE OF          COST OR
                                                                       ACQUISITION     ASSIGNED BASIS
                                                                       -----------     --------------
American Blind and Wallpaper, Inc. -- Common                             01/12/99                --
AM Cosmetics Corporation -- Common                                       06/08/99        $   385,610
AM Cosmetics Corporation -- Preferred Stock                              06/02/99                --
Autotote Systems, Inc. -- Option                                         02/26/97                --
Boston Chicken, Inc. -- Residual interest in Boston Chicken Trust        12/26/00          8,014,961
Breed Technologies -- Common                                             12/27/00          3,343,665
Capital Tool & Design, Ltd. -- Warrants                                  07/26/96                --
Casden Properties Corporation -- Preferred Partnership Units             12/31/98                --
Covenant Care, Inc. -- Warrants                                          12/22/95                --
Decision One Corporation -- Common                                       06/16/00                --
Electro Mechanical Solutions -- Warrants                                 06/20/00                --
Exide Technologies -- Warrants                                           11/30/01                --
Holmes Group -- Warrants                                                 10/24/01                --
Humphry's, Inc. -- Common                                                05/01/02             25,000
Imperial Home Decor Group -- Common                                      05/02/01          1,654,378
IHDG Realty -- Common                                                    05/02/01                  1
Morris Material Handling, Inc. -- Common                                 01/10/01          3,009,059
MP Holdings, Inc. -- Common                                              03/14/01                  6
Murray's Discount Auto Stores, Inc. -- Warrants                          02/16/99                --
New World Coffee Manhattan Bagel, Inc. -- Warrants                       09/27/01                 40
Pacific Coin, Inc. -- Common                                             07/09/01                  1
Safelite Glass Corporation -- Common                                     09/12/00                --
Safelite Realty                                                          09/12/00                --
Scientific Games Corp. -- Common                                         05/11/01                --
Soho Publishing, Inc. -- Common                                          03/14/01                176
Stellex Technologies, Inc. -- Common                                     10/17/01            275,767
Tartan Textiles Services, Series D Preferred Stock                       07/17/01          2,227,655
Tartan Textiles Services, Series E Preferred Stock                       07/17/01          2,333,852
Tembec, Inc. -- Conversion rights representing
 Tembec Common Shares                                                    01/10/01          1,442,942
Vision Twenty-One -- Warrants                                            11/28/00                --
                                                                                         -----------
Total restricted securities excluding senior loans (market value
 of $32,527,830 was 3.3% of net assets at May 31, 2002)                                  $22,713,113
                                                                                         ===========

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                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3 -- MANAGEMENT AND ADMINISTRATIVE SERVICES AGREEMENT

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Funds Services, LLC (formerly ING Pilgrim Group, LLC, the "Administrator"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets (inclusive of preferred stock) plus borrowings ("Managed Assets").

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily Managed Assets.

At May 31, 2002, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

          ACCRUED INVESTMENT     ACCRUED ADMINISTRATIVE
            MANAGEMENT FEES               FEES                TOTAL
            ---------------               ----                -----
              $ 1,078,666               $337,082           $1,415,748

NOTE 4 -- COMMITMENTS

The Trust has entered into both a 364 day and a five year revolving credit agreement, collateralized by assets of the Trust, to borrow up to $550 million from a syndicate of major financial institutions maturing July 15, 2003. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper based rate. Prepaid arrangement fees for any unborrowed amounts are amortized over the term of the agreements. The amount of borrowings outstanding at May 31, 2002, was $165 million, at a weighted average interest rate of 2.3%. The amount of borrowings represented 10.3% of net assets plus borrowings at May 31, 2002. Average borrowings for the the three months ended May 31, 2002 were $200,771,739 and the average annualized interest rate was 2.5%.

As of May 31, 2002, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Airgate PCS, Inc.                                                    $ 1,791,531
Aladdin Gaming, LLC                                                    5,000,000
Aurora Foods, Inc.                                                       194,286
Boyd Gaming Corporation                                                4,540,645
Doshi Diagnostic                                                       1,287,031
Express Scripts, Inc.                                                  1,339,869
Hilton Hawaiian Village, LLC                                           1,654,412
Huntsman Corporation                                                   2,270,595
Insight Health Services Corp.                                          5,000,000
Key Energy Group, Inc.                                                 7,133,334
Lamar Media Corporation                                                6,398,437
Levi Strauss & Co.                                                     4,994,213
Murray's Discount Auto Stores, Inc.                                    3,700,000
Packaging Corporation of America                                       2,753,594
Palace Station Hotel and Casino                                        5,114,905
Relizon Company (The)                                                  4,637,505
Riverwood International Corp.                                          4,253,333
Six Flags Theme Parks, Inc.                                            4,166,667
U.S. Aggregates, Inc.                                                    305,507
URS Corporation                                                        5,714,286
Western Wireless Corporation                                           5,800,000
                                                                     -----------
                                                                     $78,050,150
                                                                     ===========

NOTE 5 -- RIGHTS AND OTHER OFFERINGS

On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

As of May 31, 2002, share offerings pursuant to shelf registrations were as follows:

                    REGISTRATION       SHARES         SHARES
                        DATE         REGISTERED      REMAINING
                        ----         ----------      ---------
                       6/11/98      15,000,000            --
                       6/19/98      10,000,000      9,730,800
                       9/15/98      25,000,000     19,170,354
                       3/04/99       5,000,000      3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. All such Preferred Shares were outstanding as of February 28, 2001. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness. The Trust may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In the most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

NOTE 6 -- CUSTODIAL AGREEMENT

State Street Bank, Kansas City ("SSBKC") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSBKC are reduced by earnings credits based on the cash balances held by SSBKC for the Trust. There were no earnings credits for the three months ended May 31, 2002.

NOTE 7 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acqusition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of May 31, 2002, the Trust held 2.9% of its total assets in subordinated loans and unsecured loans.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 8 -- SUBSEQUENT EVENTS

Subsequent to May 31, 2002, the Trust paid to Common Shareholders the following dividends from net investment income:

    PER SHARE AMOUNT     DECLARATION DATE     RECORD DATE     PAYABLE DATE
    ----------------     ----------------     -----------     ------------
       $ 0.0365             05/31/2002         06/10/2002      06/24/2002
       $ 0.0350             06/30/2002         07/10/2002      07/22/2002

Subsequent to May 31, 2002, the Trust paid to Preferred Shareholders the following dividends from net investment income:

                  TOTAL
  PREFERRED     PER SHARE           AUCTION                  RECORD                  PAYABLE
   SHARES         AMOUNT             DATES                    DATES                   DATES
   ------         ------             -----                    -----                   -----
 Series M        $ 54.94     06/03/02 to 07/08/02     06/10/02 to 07/15/02     06/11/02 to 07/16/02
 Series T        $ 53.09     06/04/02 to 07/10/02     06/11/02 to 07/16/02     06/12/02 to 07/17/02
 Series W        $ 54.81     06/05/02 to 07/10/02     06/12/02 to 07/17/02     06/13/02 to 07/18/02
 Series Th       $ 53.72     06/06/02 to 07/11/02     06/13/02 to 07/18/02     06/14/02 to 07/19/02
 Series F        $ 52.69     06/07/02 to 07/12/02     06/14/02 to 07/19/02     06/17/02 to 07/22/02

            MANAGEMENT'S ADDITIONAL OPERATING INFORMATION (UNAUDITED)

APPROVAL OF CHANGES IN INVESTMENT POLICIES

At a Special Meeting of Trust Shareholders, held August 6, 1998, Shareholders approved changes in the Trust's fundamental investment policies which make available certain additional investment opportunities to the Trust, including
(i) investing in loans in any form of business entity, as long as the loans otherwise meet the Trust's requirements regarding the quality of loans in which it may invest; (ii) the treatment of lease participations as Senior Loans which would constitute part of the 80% of the Trust's assets normally invested in Senior Loans; (iii) investing in all types of hybrid loans that meet credit standards established by the Investment Manager constituting part of the 20% of the Trust's assets that may be invested in Other Investments; (iv) the ability to invest up to 5% of its total assets in both subordinated loans and unsecured loans which would constitute part of the 20% of the Trust's assets that may be invested in Other Investments.

Additionally, another policy change approved by the Board of Trustees of the Trust, which does not require shareholder approval, permits the Trust to accept guarantees and expanded forms of intangible assets as collateral, including copyrights, patent rights, franchise value, and trademarks. Another policy change approved by the Board, that does not require shareholder approval, provides that 80% of the Trust's gross assets, as opposed to 80% of its net assets, may normally be invested in Senior Loans.

The Trust's Manager considered the evolving nature of the syndicated loan market and the potential benefits to the Trust and its shareholders of revising the restriction to permit the Trust to invest in loans other than Senior Loans and the increase in the number of attractive investment opportunities available to the Trust due to the change.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the Investment Company Act of 1940, and Rule 23c-1 under the Investment Company Act of 1940, the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

INVESTMENT MANAGER

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR

ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS

Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

DISTRIBUTOR

ING Funds Distributor, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180 A prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Funds Distributor, Inc., Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                    PRT1Q053102-072502